STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

5.    STOCKHOLDERS’ EQUITY

Shares Authorized and Outstanding

As of December 31, 2021, the Company had authorized a total of 4,110,000,000 shares for issuance with 4,000,000,000 shares designated as Class A common stock, 100,000,000 shares designated as Class B common stock and 10,000,000 shares designated as preferred stock.

Preferred and Founders Preferred Stock

As of December 31, 2021, there were 10,000,000 shares of preferred stock authorized and no shares of preferred and founders preferred stock was issued or outstanding.

Upon the completion of the Embark Pre-Closing Reorganization, Old Embark preferred stock was automatically converted into New Embark Common Stock, whereby eighty percent (80%) of Old Embark Common Stock held by the Founders converted into shares of Class B Common Stock and twenty percent (20%) of Embark Common Stock held in trust converted into shares of Class A common stock, and all other holders of Embark Common Stock converted into shares of Class A common stock using a conversion ratio of 2.98 calculated in accordance with the terms of the Merger Agreement.

The following table is a summary of the preferred stock and founders preferred stock as of December 31, 2020 (in thousands, except for share data):

		Shares Issued				Per Share
	Shares	and		Issue Price		Liquidation
	Authorized	Outstanding	Cash Raised	per Share		Preference
Founders Preferred Stock(1)	3,355,453	484,912	$—	$0.00		$0.00
Series A-1 Preferred Stock	10,902,512	10,902,512	375	0.10		0.10
Series A-2 Preferred Stock	16,026,811	16,026,811	735	0.14		0.14
Series A-3 Preferred Stock	7,413,655	7,413,655	425	0.17		0.17
Series A-4 Preferred Stock	1,762,026	1,762,026	100	0.17		0.17
Series A-5 Preferred Stock	7,995,163	7,995,163	550	0.21		0.21
Series A-6 Preferred Stock	10,881,464	10,881,464	2,390	0.66		0.66
Series A-7 Preferred Stock	45,162,478	45,162,478	12,399	0.82		0.82
Series B Preferred Stock	97,945,845	97,945,845	30,000	0.91	(1)	0.93
Series C Preferred Stock	62,492,368	62,492,367	70,001	3.34	(1)	3.50
Total	263,937,775	261,067,233	$116,975
(1)

As part of our series B and C financing round, certain founders of the Company sold 0.7 and 1.0 million shares of founders preferred stock respectively, on a post-split basis, to an investor. Immediately after the sale, the founders preferred stock was converted into series B and C preferred stock. The original issuance price for the series B and C financing round was $0.93 and $3.50 respectively. The share price of $0.91 and $3.34 presented in the table above represents the average share price of shares issued and outstanding after the founder preferred stock was converted into series B and C shares.

The Company incurred $0.1 million, $0.1 million, $0.1 million of issuance costs related to series A, series B, and series C respectively.

Redemption

The Company’s preferred stock, as of December 31, 2021, does not contain any mandatory redemption features, nor are they redeemable at the option of the holder. The Company’s preferred stock contain a redemption feature that is contingent upon the occurrence of a deemed liquidation event or a change in control, as defined in the Company’s Certificate of Incorporation. As a deemed liquidation event or change in control event is within the control of the Company, preferred stock is presented as a component of the Company’s permanent equity on the balance sheets.

Transactions Related to Founders Preferred Stock

Founders preferred stock is substantively the same as common stock, as they share identical rights and features. The founders preferred stock can be converted into common stock on a one-to-one basis at any time. The founders preferred stock is presented as a component of the Company’s permanent equity.

In 2016, 1,788,375 shares of founders preferred stock were issued. The Company repurchased and retired 582,400 shares of founders preferred stock and subsequently enacted a reverse stock split of 6:1 which reduced the founder shares outstanding to 200,995.

During fiscal year 2018, certain founders sold 76,010 shares of their founders preferred stock to an investor of series B preferred stock and such shares automatically converted into shares of series B preferred stock pursuant to the terms of the Company’s Certificate of Incorporation. Subsequently in 2018, the Company enacted a forward split of 1:9 which increased the number of shares outstanding to 1,124,856.

During the fiscal year 2019, certain founders sold 962,298 shares to an investor of series C preferred stock and such shares automatically converted into shares of series C preferred stock pursuant to the terms of the Company’s Certificate of Incorporation.

As of December 31, 2020 there was 484,912 founders preferred stock outstanding.

Transactions Related to Preferred Stock

All share and per share information has been retroactively adjusted to reflect any stock splits.

In August 2019, the Company issued 20,949,454 shares of series C preferred stock at a purchase price of $3.50 per share and received $70.0 million in proceeds.

Class A and Class B Common Stock

The Company’s Board of Directors has authorized two class of common stock, Class A and Class B. Holders of Class A and Class B common stock are not entitled to preemptive or other similar subscription rights to purchase any of Embark Technology’s securities.

Class A common stock is neither convertible nor redeemable. Class B common stock is convertible into Class A common stock. Unless Embark Technology’s board of directors determines otherwise, Embark Technology will issue all of Embark Technology’s capital stock in certificated form. The Embark Founders held all outstanding shares of Class B common stock up on consummation of the Business Combination.

In connection with the merger with NGA on November 10, 2021, the Embark Founders exchanged 87,078,781shares of Founder's common stock, which were entitled to one vote per share, into the same number of shares of Class B common stock, which are entitled to ten votes per share. The Company recorded the incremental value of $13.6 million associated with this transaction as stock-based compensation in general and administrative expenses.

The significant rights, privileges and preferences of common stock as of December 31, 2021 are as follows:

Liquidation Preference

If Embark Technology is involved in voluntary or involuntary liquidation, dissolution or winding up of Embark Technology’s affairs, or a similar event, each holder of Embark Technology Common Stock will participate pro rata in all assets remaining after payment of liabilities, subject to prior distribution rights of Embark Technology preferred stock, if any, then outstanding.

Dividends

Each holder of shares of Embark Technology Common Stock is entitled to the payment of dividends and other distributions as may be declared by the Board from time to time out of Embark Technology’s assets or funds legally available for dividends or other distributions. These rights are subject to the preferential rights of the holders of Embark Technology’s Preferred Stock, if any, and any contractual limitations on Embark Technology’s ability to declare and pay dividends.

Voting

Each holder of Class A common stock is entitled to one vote per share on each matter submitted to a vote of stockholders, as provided by the Embark Technology Charter. Each holder of Class B common stock is entitled to ten votes per share on each matter submitted to a vote of stockholders, as provided by the Embark Technology Charter. Following the Business Combination, holders of Class B Common Stock will have the ability to control the business affairs of Embark Technology. The Embark Technology Bylaws provide that the holders of a majority of the capital stock issued and outstanding and entitled to vote thereat, present in person or represented by proxy, will constitute a quorum at all meetings of the stockholders for the transaction of business. When a quorum is present, the affirmative vote of a majority of the votes cast is required to take action, unless otherwise specified by law, the Embark Technology Bylaws or the Embark Technology Charter, and except for the election of directors, which is determined by a plurality vote. There are no cumulative voting rights.